Income Taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Tax Expense Abstract
Loss before income taxes	$ (11,619,422)	$ (13,541,416)
Statutory income tax rate	21.00%	12.20%
Income tax recovery at statutory income tax rate	$ (2,440,079)	$ (1,652,053)
Non-deductible expenses	245,566	659
Share-based compensation		172,566
Change in the fair value of warrant liability	(4,412,205)
Change in the fair value of option liability		392,143
Difference in jurisdictional tax rates	(1,549,371)
Tax restructuring	693,725
Other	(165,724)	(963,566)
Change in valuation allowance	7,412,660	1,922,367
Total	(215,428)	(127,884)
Current tax (recovery) expense	$ (215,428)	575
Deferred tax (recovery) expense		$ (128,459)